Loans and Borrowings - Summary of Contractual Terms of Corporation's Loans and Borrowings (Parenthetical) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 3,180,927	$ 3,466,501
Revolving facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility maximum borrowing capacity	5,000,000
Loans, transaction costs	69,073
Borrowings	3,180,927
One Point Seven Zero Percentage Secured Loan | Prime Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, adjustment to interest rate basis		1.70%
Authorized bank line of credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, principal amount		$ 2,500,000
Borrowings		$ 620,000
Authorized bank line of credit | Prime Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, adjustment to interest rate basis		0.50%
Bankers Acceptance
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 3,250,000
Borrowings, maturity dates	May 28, 2020 to June 1st, 2020
Borrowings, interest rate basis	issuance plus 2.45%.
Borrowings, interest rate	2.45%